Transamerica Life Insurance Company Administrative Office: 4333 Edgewood Road NE – MS 4240 Cedar Rapids, Iowa 52499

May 3, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	SecurePath for Life Product

Separate Account VA FF

Transamerica Life Insurance Company

(File No. 333-163878)

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information dated May 1, 2021 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please contact the undersigned at (720) 488-7884.

Sincerely,

_/s/ Brian Stallworth

Brian Stallworth

Assistant Secretary

Member of the Group